Acquisitions	12 Months Ended
Dec. 31, 2013
Business Acquisitions (Abstract)
Acquistions
3. Acquisitions

a. Anax Container Carrier S.A. (M/V Hyundai Prestige)
On September 11, 2013, the Partnership acquired the shares of Anax Container Carrier S.A., the vessel owning company of the M/V Hyundai Prestige (renamed to M/V CCNI Angol) (“Anax”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM.  The time charter commenced in February 2013 and the earliest expiration date under the charter is in December 2024.
The Partnership accounted for the acquisition of Anax as an acquisition of a business. All assets and liabilities of Anax except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price

The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its new loan facility (Note 7),  part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 (Note 13) and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Anax.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Anax and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,094
Identifiable assets	$73,094
Purchase price	(65,000)
Gain from bargain purchase	$8,094

After a subsequent review and reassessment of valuation methods and procedures of the $73,094 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,094 in its consolidated statements of comprehensive income / (loss), in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Anax acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Anax which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,094	11.3 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Hyundai Prestige since its acquisition by the Partnership were $2,778 and $1,298 respectively and are included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013

•
Pro forma results of operations of Anax for the period from its vessel's delivery from the shipyard on February 19, 2013 (vessel inception) to September 11, 2013 as if Hyundai Prestige was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Prestige occurred on February 19, 2013 (vessel inception):

For the year ended December 31, 2013
Total revenues	$176,535
Partnership's net income	$100,624
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,621
Common unit holders interest in Partnership's net income	$80,198
Net income per common unit basic	$1.05
Net income per common unit diluted	$1.02

.

b. Thiseas Container Carrier S.A. (M/V Hyundai Privilege)
On September 11, 2013, the Partnership acquired the shares of Thiseas Container Carrier S.A., the vessel owning company of the M/V Hyundai Privilege (“Thiseas”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM.  The time charter commenced in May 2013 and the earliest expiration date under the charter is in April 2025.
The Partnership accounted for the acquisition of Thiseas as an acquisition of a business. All assets and liabilities of Thiseas except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its new loan facility (Note 7), part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 (Note 13) and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Thiseas.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Thiseas and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,329
Identifiable assets	$73,329
Purchase price	(65,000)
Gain from bargain purchase	$8,329

After a subsequent review and reassessment of valuation methods and procedures of the $73,329 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,329 in its consolidated statements of comprehensive income / (loss), in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Thiseas acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Thiseas which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,329	11.6 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Hyundai Privilege since its acquisition by the Partnership were $2,785 and $1,392 respectively and are included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013.

•	Pro Forma Financial Information
.The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013

•
Pro forma results of operations of Thiseas for the period from its vessel's delivery from the shipyard on May 31, 2013 (vessel inception) to September 11, 2013 as if Hyundai Privilege was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Privilege occurred on May 31, 2013 (vessel inception):

Total revenues	$174,045
Partnership's net income	$100,144
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,611
Common unit holders interest in Partnership's net income	$79,728
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

.

c. Cronus Container Carrier S.A. (M/V Hyundai Platinum)
On September 11, 2013, the Partnership acquired the shares of Cronus Container Carrier S.A., the vessel owning company of the M/V  Hyundai Platinum) (“Cronus”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM.  The time charter commenced in June 2013 and the earliest expiration date under the charter is in April 2025.
The Partnership accounted for the acquisition of Cronus as an acquisition of a business. All assets and liabilities of Cronus except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its new loan facility (Note 7), part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 (Note 13) and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Cronus.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Cronus and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,358
Identifiable assets	$73,358
Purchase price	(65,000)
Gain from bargain purchase	$8,358

After a subsequent review and reassessment of valuation methods and procedures of the $73,358 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,358 in its consolidated statements of comprehensive income / (loss), in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Cronus acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Cronus which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,358	11.6 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Hyundai Platinum since its acquisition by the Partnership were $2,786 and $1,357 respectively and are included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013.

•	Pro Forma Financial Information
.The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013

•
Pro forma results of operations of Cronus for the period from its vessel's delivery from the shipyard on June 14, 2013 (vessel inception) to September 11, 2013 as if Hyundai Platinum was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Platinum occurred on June 14, 2013 (vessel inception):

Total revenues	$173,699
Partnership's net income	$100,031
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,609
Common unit holders interest in Partnership's net income	$79,617
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01
.

d. Hercules Container Carrier S.A. (M/V Hyundai Premium)
On March 20, 2013, the Partnership acquired the shares of Hercules Container Carrier S.A., the vessel owning company of the M/V Hyundai Premium (“Hercules”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM.  The time charter commenced in March 2013 and the earliest expiration date under the charter is in January 2025.
The Partnership accounted for the acquisition of Hercules as an acquisition of a business. All assets and liabilities of Hercules except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's $350,000 credit facility (Note 7), by $36,279 representing part of the net proceeds from the issuance of 9,100,000 Partnership's Class B Convertible Preferred Units in March 2013 (Note 13) and by $1,721 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Hercules.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Hercules and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013 was calculated as follows:

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)
Gain from bargain purchase	$8,707
After a subsequent review and reassessment of valuation methods and procedures of the $73,707 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,707 in its consolidated statements of comprehensive income / (loss), in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Hercules acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Hercules which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Hyundai Premium since its acquisition by the Partnership were $7,181 and $3,567 respectively and are included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013.

•	Pro Forma Financial Information
.The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013

•
Pro forma results of operations of Hercules for the period from its vessel's delivery from the shipyard on March 11, 2013 (vessel inception) to March 20, 2013 as if Hyundai Premium was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Premium occurred on March 11, 2013 (vessel inception):

Total revenues	$171,717
Partnership's net income	$99,571
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,600
Common unit holders interest in Partnership's net income	$79,166
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01
.

e. Iason Container Carrier S.A. (M/V Hyundai Paramount)
On 27 March 2013, the M/V Hyundai Paramount (“Iason”) was delivered to CMTC from a shipyard and on the same date the Partnership acquired the shares of Iason Container Carrier S.A., the vessel owning company of M/V Hyundai Paramount from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. At the time of her acquisition by the Partnership the vessel was fixed on a twelve year time charter, with HMM. The time charter commenced in April 2013 and the earliest expiration date under the charter is in February 2025.
The Partnership accounted for the acquisition of Iason as an acquisition of a business. All assets and liabilities of Iason except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's $350,000 credit facility (Note 7), by $36,278 representing part of the net proceeds from the issuance of Partnership's Class B Convertible Preferred Units in March 2013 (Note 13) and by $1,722 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Iason.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Iason and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013 was calculated as follows:

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)
Gain from bargain purchase	$8,768
.
After a subsequent review and reassessment of valuation methods and procedures of the $73,768 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,768 in its consolidated statements of comprehensive income / (loss), in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Iason acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Iason which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of Hyundai Paramount since its acquisition by the Partnership were $6,732 and $3,220 respectively and included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2013.

•	Pro Forma Financial Information
There is no pro forma financial information available in relation to the acquisition of Iason as its vessel was under construction up to the date of her acquisition by the Partnership.

f. Agamemnon Container Carrier Corp. (M/V Agamemnon)
On December 22, 2012, the Partnership acquired the shares of Agamemnon Container Carrier Corp., the vessel owning company of the M/V Agamemnon, (“Agamemnon”), from CMTC in exchange for the shares of the Partnership's wholly owned subsidiary Achilleas Carriers Corp., the vessel owning company of the M/T Achilleas (“Achilleas”) following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership operated under a three year time charter, with Maersk. The time charter commenced in June 2012 and the earliest expiry is in July 2015. Maersk has the option to extend the charter for up to an additional four years. The acquisition of Agamemnon was deemed accretive to the Partnership's distributions.
The Partnership accounted for the acquisition of Agamemnon as an acquisition of a business. All assets and liabilities of Agamemnon except the vessel, necessary permits and time charter agreement, were retained by CMTC. Furthermore up to the date of the exchange of Achilleas Carriers Corp., all assets and liabilities of Achilleas, except the vessel, were retained by the Partnership. CMTC has also waived any compensation for the early termination of the charter of Achilleas. The purchase price of the acquisition has been allocated to the identifiable assets acquired.

•	Purchase Price
The total purchase consideration of $70,250 is comprised of:
a) $68,875 representing the fair value of Achilleas, and;
b) $1,375 representing the cash consideration paid to CMTC by the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $5.0 are included in general and administrative expenses in the consolidated statements of comprehensive income / (loss) for the year ended December 31, 2012.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Agamemnon was calculated as follows:

As of December 22, 2012
Vessel	$68,000
Above market acquired time charter	$2,250

Identifiable assets	$70,250

Purchase price	$(70,250)

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Agamemnon which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of December 22, 2012	Duration of time charter acquired

Above market acquired time charter	$2,250	2.6 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and the market rate for a comparable charter on the business combination date discounted at the WACC of approximately 11%.

Total revenues and net income of Agamemnon since its acquisition by the Partnership were $318 and $185 respectively and included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2012.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2012 excluding non recurring transactions such as Achilleas impairment charge of $21,614 (Note 5) as well as the actual results of operations of Achilleas for the period from January 1, 2012 to December 21, 2012 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Agamemnon;

•
The Partnership's actual results of operations for the year ended December 31, 2011 adjusted for non recurring transactions such as Achilleas impairment charge of $21,614 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Agamemnon. Achilleas actual results of operations for the period from October 1, 2011 to December 31, 2011 have been excluded from the Partnership's actual results of operations as the vessel owning company of Achilleas was a fully owned subsidiary of Crude which was merged with the Partnership on September 30, 2011 (Note 3i) and;

•
Pro forma results of operations of Agamemnon for the period from January 1, 2012 to December 21, 2012 and for the year ended December 31, 2011 as if Agamemnon was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.The following table summarizes total net revenues; net income / (loss) and net income / (loss) per common unit of the combined entity had the acquisition of Agamemnon occurred on January 1, 2011:

	For the year ended December 31,
	2012	2011
Total revenues	$154,227	$137,065
Partnership's net income	2,210	72,508
Preferred unit holders' interest in Partnership's net income	10,809	-
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$(8,427)	$71,058
Net (loss) / income per common unit (basic and diluted)	$(0.12)	$1.51
.

g. Archimidis Container Carrier Corp. (M/V Archimidis)
On December 22, 2012, the Partnership acquired the shares of Archimidis Container Carrier Corp., the vessel owning company of the M/V Archimidis, (“Archimidis”), from CMTC in exchange for the shares of the Partnership's wholly owned subsidiary Alexander The Great Carriers Corp., the vessel owning company of the M/T Alexander The Great (“Alexander The Great”) following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership operated under a three year time charter, with Maersk. The time charter commenced in November 2012 and the earliest expiry is in October 2015. Maersk has the option to extend the charter for up to an additional four years. The acquisition of Archimidis was deemed accretive to the Partnership's distributions.
The Partnership accounted for the acquisition of Archimidis as an acquisition of a business. All assets and liabilities of Archimidis except the vessel, necessary permits and time charter agreement, were retained by CMTC. Furthermore up to the date of the exchange of Alexander the Great Carriers Corp., all assets and liabilities of Alexander the Great, except the vessel, were retained by the Partnership. CMTC has also waived any compensation for the early termination of the charter of Alexander the Great. The purchase price of the acquisition has been allocated to the identifiable assets acquired.

•	Purchase Price
The total purchase consideration of $67,250 is comprised of:
a) $68,875 representing the fair value of Alexander the Great and;
b) $1,625 representing the cash consideration the Partnership received by CMTC.

•	Acquisition related costs
Acquisition-related costs of approximately $5.0 are included in general and administrative expenses in the consolidated statements of comprehensive income / (loss) for the year ended December 31, 2012.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Archimidis was calculated as follows:

As of December 22, 2012
Vessel	$65,000
Above market acquired time charter	$2,250

Identifiable assets	$67,250

Purchase price	$(67,250)

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Archimidis which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	3.0 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

Total revenues and net income of Archimidis since its acquisition by the Partnership were $321 and $178 respectively and included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2012.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2012 excluding non recurring transactions such as Alexander the Great impairment charge of $21,564 (Note 5) as well as the actual results of operations of Alexander the Great for the period from January 1, 2012 to December 21, 2012 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Archimidis;

•
The Partnership's actual results of operations for the year ended December 31, 2011 adjusted for non recurring transactions such as Alexander the Great impairment charge of $21,564 and actual acquisition related costs the Partnership incurred in connection with the acquisition of Archimidis. Alexander the Great actual results of operations for the period from October 1, 2011 to December 31, 2011 have been excluded from the Partnership's actual results of operations as the vessel owning company of Alexander the Great was a fully owned subsidiary of Crude which was merged with the Partnership on September 30, 2011 (Note 3i) and;

•
Pro forma results of operations of Archimidis for the period from January 1, 2012 to December 21, 2012 and for the year ended December 31, 2011, as if Archimidis was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net (loss) / income and net (loss) / income per common unit of the combined entity had the acquisitions of Archimidis occurred on January 1, 2011:

	For the year ended December 31,
	2012	2011
Total revenues	$155,011	$139,890
Partnership's net income	2,746	72,813
Preferred unit holders' interest in Partnership's net income	10,809	—
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$(7,902)	$71,357
Net (loss)/income per common unit (basic and diluted)	$(0.12)	$1.51
.

h. Patroklos Marine Corp. (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiry under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw down from the Partnership's credit facility with Credit Agricole Emporiki Bank and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income / (expense), net in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551

Identifiable assets	$100,051

Purchase price	$(83,525)

Gain from bargain purchase	$16,526

The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.

After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.
Total revenues and net income of Patroklos since its acquisition by the Partnership were $5,305 and $2,899 respectively and included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011.

i. Crude
On September 30, 2011, the merger between the Partnership and Crude was successfully completed. The exchange ratio of this unit for share transaction was 1.56 Partnership's common units for each Crude share. The Partnership was the surviving entity in the merger and continued to be structured as a master limited partnership. This transaction was deemed accretive to the Partnership's distributions in the long term and it added to the balance sheet strength and financial flexibility of the Partnership.
The Crude acquisition has been accounted for using the acquisition method of accounting. Under the acquisition method of accounting, the total purchase price has been allocated to the all identifiable assets acquired and liabilities assumed with the excess of the fair value of assets acquired and liabilities assumed over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $157,064 was comprised of:
a) $155,559 representing the value of 24,344,176 Partnership's common units that were issued to Crude's shareholders', based on the exchange ratio of 1.56 Partnership's common units for each Crude share, at a price of $6.39 per unit as quoted on the Nasdaq Stock Exchange on September 30, 2011 the day of the successful closing of the acquisition and;

b) $1,505 representing the fair value attributable to precombination services of Crude's Equity Incentive Plan awards at the closing of the merger on September 30, 2011. Crude's Equity Incentive Plan awards consisted of 399,400 of Crude's common shares which were also exchanged at a ratio of 1.56 into 623,064 Partnership's common units at the closing of the merger.
Furthermore at the closing of the acquisition of Crude the Partnership converted 499,346 of Partnership's common units held by CMTC into 499,346 general partner units and delivered to CGP in order for it to maintain its 2% interest in the Partnership. For these units there was no cash consideration paid to the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $4,225 were included in general and administrative expenses in the consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to all identifiable assets acquired and liabilities assumed was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of assets and liabilities of Crude and the gain from bargain purchase recorded as non operating income / (expense), net, in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011 was calculated as follows:

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)

Net assets acquired and liabilities assumed	$222,991

Purchase price	$(157,064)

Gain from bargain purchase	$65,927

The gain from bargain purchase of $65,927 has mainly resulted from:

•
the decline of the Partnership's common unit price as the common units which were issued to Crude's shareholders were valued at $6.39 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Crude as compared to the Partnership's common unit price of $11.27 used to determine the exchange ratio of the unit for share transaction;

•	the fair value adjustments for the five crude tanker vessels comprising Crude's fleet on the day of the acquisition and;

•	the fair value attributable to precombination services of Crude's Equity Incentive Plan awards included into the purchase consideration.

After a subsequent review and reassessment of valuation methods and procedures of the $222,991 fair value amount for identifiable assets acquired and liabilities assumed, the Partnership concluded that its measurements for the identifiable assets acquired and liabilities assumed appropriately reflect consideration of all available information that existed as of the acquisition date. As a result of the merger and based on ASC Subtopic 805-30 the Partnership recorded a gain from bargain purchase of $65,927 in its consolidated statements of comprehensive income / (loss) as of the acquisition date.
Total revenues and net loss of Crude since its acquisition by the Partnership were $13,327 and $1,399 respectively and included in the Partnership's consolidated statements of comprehensive income / (loss) for the year ended December 31, 2011.